LEASES	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
LEASES	LEASES
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the periods presented:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2025	4,632	5,032
Additions including adjustments arising as a result of an extension of lease term	509	509
Amortization of right-of-use assets	(570)	—
Interest expense	—	152
Payments	—	(615)
Translation differences	192	215
As of June 30, 2025	4,763	5,293
As of January 1, 2024	1,460	1,723
Additions	3,982	3,982
Amortization of right-of-use assets	(285)	—
Interest expense	—	89
Payments	—	(343)

Translation differences	115	110
As of June 30, 2024	5,272	5,561

Lease additions for the six months ended June 30, 2025 relate to the following: (i) a new long-term lease agreement entered into by a subsidiary of the Group for an office property in New York, New York which commenced in April 2025 and is scheduled to expire on June 16, 2028, with an option to renew for an additional two or three years; and (ii) remeasurement of a lease due to a reassessment of a termination option in relation to a lease agreement entered into by another subsidiary of the Group on September 13, 2022 for an office property in Costa Rica, effective as from August 1, 2025 and is scheduled to expire on July 31, 2028.

Lease additions for the six months ended June 30, 2024 mainly relate to new long-term lease agreements entered into by subsidiaries of the Group for the following office properties: (i) Charlotte, North Carolina, which commenced in June 2024 and is scheduled to expire on December 31, 2031, with an option to renew for an additional three years; (ii) Malta, which commenced in April 2024 and has a term of five years, with a minimum non-cancelable duration of three years; and (iii) Helsinki, Finland, which commenced in June 2024, with a minimum non-cancelable duration of two years.

Lease payments not recognized as a liability
The Group has elected not to recognize a lease liability for leases that are short term (those with an expected lease term of 12 months or less). Payments made under such leases are expensed on a straight-line basis.
The expense and cash paid relating to payments not included in the measurement of the lease liability was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Short-term leases (Note 20)	10	126	49	280